Employee Benefits - Trust Assets (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries
Variable return:
Plan asset investment for related parties, percentage	10.00%
Federal government instruments of the respective countries | Bottom of range
Variable return:
Fund assets, percentage	30.00%
Level 1
Variable return:
Trust assets fixed and variable return percentage	100.00%	100.00%
Level 1 | Traded securities
Fixed return:
Trust assets fixed return percentage	4.00%	2.00%
Level 1 | Bank instruments
Fixed return:
Trust assets fixed return percentage	16.00%	13.00%
Level 1 | Federal government instruments of the respective countries
Fixed return:
Trust assets fixed return percentage	47.00%	52.00%
Level 1 | Publicly traded shares
Variable return:
Trust assets variable return percentage	33.00%	33.00%